Stock Compensation Plan - Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Shares Unvested, Beginning Balance (in shares) | shares	14,399	43,676
Weighted-average Grant Date Fair Value Per Share, Unvested, Beginning Balance (in dollars per share) | $ / shares	$ 126.45	$ 138
Granted during the period (in shares) | shares	39,735	1,332
Granted during the period (in dollars per share) | $ / shares	$ 7.65	$ 24.3
Vested during the period (in shares) | shares	(10,286)	(30,609)
Vested during the period (in dollars per share) | $ / shares	$ 139.05	$ 138.45
Forfeitures and cancelations (in shares) | shares	(1,466)
Forfeitures and cancelations (in dollars per share) | $ / shares	$ 7.65
Shares Unvested, Ending Balance (in shares) | shares	42,382	14,399
Weighted-average Grant Date Fair Value Per Share, Unvested, Ending Balance (in dollars per share) | $ / shares	$ 16.20	$ 126.45